SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Net income available to holders of Ordinary shares	$ 34,911	$ 36,538	$ 18,409
Denominator (number of shares in thousands):
Weighted average number of shares	55,516,113	55,368,703	54,927,272
Add-employee stock options	67,000	662,000	826,000
Adjusted weighted average shares assuming exercise of options	55,583,474	56,030,976	55,752,642